GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 24.2%
	COMMODITY - 3.9%
165,144	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$ 2,188,158

	EQUITY - 19.1%
86,480	Vanguard FTSE Developed Markets ETF			5,402,405
91,951	Vanguard FTSE Emerging Markets ETF			4,943,286
3,422	Vanguard Real Estate ETF			302,813
				10,648,504
	FIXED INCOME - 1.2%
13,000	WisdomTree Floating Rate Treasury Fund			654,160

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,556,147)			13,490,822

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.6%
	U.S. TREASURY BILLS — 37.6%
7,000,000	United States Treasury Bill(a)	3.1100	01/15/26	6,991,053
7,000,000	United States Treasury Bill(a)	3.4000	02/05/26	6,976,612
7,000,000	United States Treasury Bill(a)	3.4800	03/05/26	6,957,486
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,900,767)			20,925,151

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 27.7%
	MONEY MARKET FUNDS - 27.7%
256,198	Fidelity Investments Money Market Funds, Class I, 3.57%(b)			256,198
15,207,060	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 3.64%(b) (d)			15,207,060
	TOTAL MONEY MARKET FUNDS (Cost $15,463,258)			15,463,258

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,463,258)			15,463,258

	TOTAL INVESTMENTS - 89.5% (Cost $48,920,172)			$ 49,879,231
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.5%			5,854,444
	NET ASSETS - 100.0%			$ 55,733,675

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
28	CBOT 10 Year US Treasury Note	03/20/2026	$ 3,148,250	$ (20,578)
18	CBOT 2 Year US Treasury Note Future	03/31/2026	3,758,203	234
31	CBOT 5 Year US Treasury Note	03/31/2026	3,388,445	(8,734)
46	CBOT US Treasury Bond Futures	03/20/2026	5,317,313	(68,875)
41	CME Australian Dollar Currency Future	03/16/2026	2,735,930	5,372
57	CME British Pound Currency Future	03/16/2026	4,794,413	(2,512)
66	CME Canadian Dollar Currency Future	03/17/2026	4,825,920	11,035
82	CME E-Mini Standard & Poor's 500 Index Future	03/20/2026	28,259,250	135,363
6	CME E-Mini Standard & Poor's MidCap 400 Index	03/20/2026	1,995,120	(1,230)
27	CME Euro Foreign Exchange Currency Future	03/16/2026	3,975,750	22,372
3	CME Feeder Cattle Future(d)	03/26/2026	517,988	3,925
1	CME Lean Hogs Future(d)	02/13/2026	34,040	(120)
3	CME Live Cattle Future(d)	02/27/2026	277,920	2,130
79	CME Mexican Peso Currency Future	03/16/2026	2,177,240	26,335
12	CME New Zealand Dollar Currency Future	03/16/2026	692,160	(5,960)
7	CME Swiss Franc Currency Future	03/16/2026	1,111,906	(3,675)
6	COMEX Copper Future(d)	03/27/2026	852,300	68,713
77	COMEX E-Micro Gold Futures(d)	02/25/2026	3,342,647	135,086
11	COMEX Gold 100 Troy Ounces Future(d)	02/25/2026	4,775,210	242,100
1	COMEX Silver Future(d)	03/27/2026	353,015	100,915
3	Eurex DAX Index Future	03/20/2026	2,175,458	27,329
11	Euro-BTP Italian Bond Futures	03/06/2026	1,553,078	(2,804)
22	FTSE 100 Index Future	03/20/2026	2,948,142	46,843
4	HKG Hang Seng Index Future	01/19/2026	659,101	(3,625)
6	ICE Gas Oil Future(d)	02/12/2026	372,000	600
26	ICE US MSCI Emerging Markets EM Index Futures	03/20/2026	1,834,820	11,860
6	LME Copper Future(d)	03/16/2026	1,866,075	198,856
8	LME Nickel Future(d)	03/16/2026	798,669	70,389
21	LME Primary Aluminum Future(d)	03/16/2026	1,572,097	93,703
16	LME Zinc Future(d)	03/16/2026	1,247,568	37,443
16	Long Gilt Future	03/27/2026	1,970,694	12,826
1	NYBOT CSC C Coffee Future(d)	03/19/2026	130,781	(12,562)
1	NYBOT CTN Frozen Concentrated Orange Juice A(d)	03/11/2026	30,180	292
140	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(d)	02/27/2026	1,471,540	18,735
16	SGX Nikkei 225 Stock Index Future	03/12/2026	2,576,534	51,085
153	Three Month SONIA Index Futures	09/15/2027	49,782,801	1,152
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 1,194,018

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
316	3 Month Euro Euribor Future	09/13/2027	$ 90,666,235	$ 26,846
121	CBOT 30 Day Federal Funds Future	04/30/2026	48,658,497	(2,522)
54	CBOT Corn Future(d)	03/13/2026	1,188,675	763
7	CBOT Oats Future(d)	03/13/2026	105,875	5,325
6	CBOT Rough Rice Future(d)	03/13/2026	119,100	5,580
9	CBOT Soybean Future(d)	03/13/2026	471,375	13,188
61	CBOT Soybean Meal Future(d)	03/13/2026	1,826,340	26,140
8	CBOT Soybean Oil Future(d)	03/13/2026	233,088	1,650
39	CBOT Wheat Future(d)	03/13/2026	988,650	13,700
36	CME Japanese Yen Currency Future	03/16/2026	2,888,325	37,319
10	Eurex 10 Year Euro BUND Future	03/06/2026	1,498,708	8,854
164	Eurex 2 Year Euro SCHATZ Future	03/06/2026	20,575,141	(1,582)
6	Eurex 30 Year Euro BUXL Future	03/06/2026	776,222	11,961
54	Eurex 5 Year Euro BOBL Future	03/06/2026	7,369,173	8,203
21	French Government Bond Futures	03/06/2026	2,975,082	(6,835)
4	ICE Brent Crude Oil Future(d)	01/30/2026	243,400	(2,080)
1	LME Copper Future(d)	03/16/2026	311,013	(39,863)
10	LME Nickel Future(d)	03/16/2026	998,336	(111,236)
2	NYBOT CSC Cocoa Future(d)	03/16/2026	121,300	3,830
82	NYBOT CSC Number 11 World Sugar Future(d)	02/27/2026	1,378,518	95,760
72	NYBOT CTN Number 2 Cotton Future(d)	03/09/2026	2,313,720	34,115
52	NYBOT FINEX United States Dollar Index Future	03/16/2026	5,098,444	34,327
4	NYMEX Light Sweet Crude Oil Future(d)	01/20/2026	229,680	2,570
2	NYMEX NY Harbor ULSD Futures(d)	01/30/2026	178,206	2,717
11	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	01/30/2026	792,330	(4,057)
48	Three-Month SOFR Futures	09/13/2027	11,616,600	8,837
13	TSE Japanese 10 Year Bond Futures	03/13/2026	10,989,849	117,820
18	WCE Canola Future(d)	03/13/2026	157,999	4,116
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$295,446

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$1,489,464

ETF	- Exchange-Traded Fund
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the GPDA Fund Limited.